American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
September 30, 2021

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.6%
Aerospace and Defense — 0.5%
Lockheed Martin Corp.	5,619	1,939,117
Air Freight and Logistics — 0.6%
Expeditors International of Washington, Inc.	1,264	150,580
United Parcel Service, Inc., Class B	11,041	2,010,566
		2,161,146
Auto Components — 0.6%
Aptiv plc(1)	15,219	2,267,174
Automobiles — 0.5%
Tesla, Inc.(1)	2,348	1,820,827
Banks — 2.7%
Bank of America Corp.	79,038	3,355,163
JPMorgan Chase & Co.	25,908	4,240,880
Regions Financial Corp.	121,822	2,596,027
		10,192,070
Beverages — 0.8%
PepsiCo, Inc.	20,474	3,079,494
Biotechnology — 0.7%
AbbVie, Inc.	7,166	772,997
Amgen, Inc.	6,116	1,300,567
Vertex Pharmaceuticals, Inc.(1)	3,271	593,327
		2,666,891
Building Products — 1.0%
Johnson Controls International plc	39,163	2,666,217
Masco Corp.	20,019	1,112,055
		3,778,272
Capital Markets — 2.9%
Ameriprise Financial, Inc.	5,079	1,341,465
BlackRock, Inc.	2,423	2,032,073
Intercontinental Exchange, Inc.	8,163	937,276
Morgan Stanley	40,179	3,909,818
S&P Global, Inc.	5,840	2,481,358
		10,701,990
Chemicals — 1.5%
Air Products and Chemicals, Inc.	3,540	906,630
Ecolab, Inc.	4,374	912,504
Linde plc	8,919	2,616,656
Sherwin-Williams Co. (The)	4,711	1,317,808
		5,753,598
Communications Equipment — 0.7%
Cisco Systems, Inc.	45,433	2,472,918
Consumer Finance — 0.5%
American Express Co.	10,609	1,777,326
Containers and Packaging — 0.4%
Ball Corp.	15,513	1,395,705
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	13,280	717,253
Electric Utilities — 1.1%
NextEra Energy, Inc.	52,547	4,125,990

Electrical Equipment — 0.8%
Eaton Corp. plc	10,051	1,500,715
Rockwell Automation, Inc.	4,594	1,350,820
		2,851,535
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	9,780	1,780,156
Cognex Corp.	12,452	998,899
Keysight Technologies, Inc.(1)	11,853	1,947,329
		4,726,384
Energy Equipment and Services — 0.4%
Schlumberger NV	54,990	1,629,904
Entertainment — 1.2%
Electronic Arts, Inc.	6,828	971,283
Walt Disney Co. (The)(1)	20,665	3,495,898
		4,467,181
Equity Real Estate Investment Trusts (REITs) — 1.2%
ProLogis, Inc.	35,796	4,489,892
Food and Staples Retailing — 0.9%
Costco Wholesale Corp.	2,847	1,279,299
Sysco Corp.	27,633	2,169,191
		3,448,490
Food Products — 0.5%
Beyond Meat, Inc.(1)	279	29,367
Mondelez International, Inc., Class A	26,138	1,520,709
Vital Farms, Inc.(1)	8,510	149,521
		1,699,597
Health Care Equipment and Supplies — 1.2%
Edwards Lifesciences Corp.(1)	19,606	2,219,595
Medtronic plc	14,558	1,824,846
ResMed, Inc.	1,913	504,171
		4,548,612
Health Care Providers and Services — 2.1%
Cigna Corp.	11,111	2,223,978
CVS Health Corp.	23,947	2,032,142
Humana, Inc.	2,207	858,854
UnitedHealth Group, Inc.	7,189	2,809,030
		7,924,004
Hotels, Restaurants and Leisure — 1.2%
Booking Holdings, Inc.(1)	613	1,455,182
Chipotle Mexican Grill, Inc.(1)	666	1,210,469
Expedia Group, Inc.(1)	10,680	1,750,452
		4,416,103
Household Products — 0.9%
Colgate-Palmolive Co.	12,135	917,163
Procter & Gamble Co. (The)	16,905	2,363,319
		3,280,482
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	12,890	2,736,289
Insurance — 1.0%
Aflac, Inc.	3,683	191,995
Marsh & McLennan Cos., Inc.	7,926	1,200,234
Prudential Financial, Inc.	9,906	1,042,111
Travelers Cos., Inc. (The)	8,434	1,282,053
		3,716,393

Interactive Media and Services — 3.9%
Alphabet, Inc., Class A(1)	3,394	9,073,927
Alphabet, Inc., Class C(1)	821	2,188,220
Facebook, Inc., Class A(1)	9,360	3,176,690
		14,438,837
Internet and Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)	2,620	8,606,805
IT Services — 3.2%
Accenture plc, Class A	8,254	2,640,620
Mastercard, Inc., Class A	8,142	2,830,810
PayPal Holdings, Inc.(1)	12,433	3,235,191
Visa, Inc., Class A	13,396	2,983,959
		11,690,580
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	15,758	2,482,358
Thermo Fisher Scientific, Inc.	4,069	2,324,742
		4,807,100
Machinery — 1.3%
Cummins, Inc.	7,374	1,655,906
Parker-Hannifin Corp.	7,042	1,969,084
Xylem, Inc.	9,658	1,194,501
		4,819,491
Media — 0.4%
Comcast Corp., Class A	24,068	1,346,123
Multiline Retail — 0.3%
Target Corp.	4,769	1,091,004
Oil, Gas and Consumable Fuels — 0.7%
ConocoPhillips	39,980	2,709,445
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	3,296	988,569
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	36,473	2,158,108
Merck & Co., Inc.	23,038	1,730,384
Novo Nordisk A/S, B Shares	10,699	1,031,271
Zoetis, Inc.	10,529	2,044,100
		6,963,863
Professional Services — 0.1%
IHS Markit Ltd.	3,802	443,389
Road and Rail — 0.6%
Norfolk Southern Corp.	5,074	1,213,955
Union Pacific Corp.	4,738	928,695
		2,142,650
Semiconductors and Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.(1)	11,846	1,218,953
Applied Materials, Inc.	15,414	1,984,244
ASML Holding NV	2,987	2,231,463
NVIDIA Corp.	21,554	4,465,127
Texas Instruments, Inc.	13,113	2,520,450
		12,420,237
Software — 5.8%
Adobe, Inc.(1)	3,650	2,101,378
Microsoft Corp.	60,584	17,079,841
salesforce.com, Inc.(1)	5,723	1,552,192
Workday, Inc., Class A(1)	2,466	616,229
		21,349,640

Specialty Retail — 1.7%
Home Depot, Inc. (The)	12,207	4,007,070
TJX Cos., Inc. (The)	21,759	1,435,659
Tractor Supply Co.	3,417	692,318
		6,135,047
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	62,210	8,802,715
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	2,083	750,297
NIKE, Inc., Class B	18,405	2,672,958
		3,423,255
TOTAL COMMON STOCKS (Cost $187,442,238)		216,963,387
U.S. TREASURY SECURITIES — 16.9%
U.S. Treasury Bonds, 5.00%, 5/15/37	100,000	144,898
U.S. Treasury Bonds, 3.50%, 2/15/39	500,000	623,516
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	857,789
U.S. Treasury Bonds, 1.875%, 2/15/41	1,400,000	1,369,922
U.S. Treasury Bonds, 2.25%, 5/15/41	300,000	312,047
U.S. Treasury Bonds, 3.125%, 11/15/41	100,000	119,133
U.S. Treasury Bonds, 3.00%, 5/15/42	1,300,000	1,520,441
U.S. Treasury Bonds, 2.75%, 11/15/42	550,000	618,686
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	344,379
U.S. Treasury Bonds, 2.50%, 2/15/45	600,000	648,141
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	235,828
U.S. Treasury Bonds, 2.75%, 8/15/47	100,000	113,535
U.S. Treasury Bonds, 3.375%, 11/15/48	1,110,000	1,414,470
U.S. Treasury Bonds, 2.25%, 8/15/49	500,000	518,438
U.S. Treasury Bonds, 2.375%, 11/15/49	750,000	798,486
U.S. Treasury Bonds, 2.00%, 2/15/50	200,000	196,547
U.S. Treasury Bonds, 1.875%, 2/15/51	200,000	190,781
U.S. Treasury Bonds, 2.375%, 5/15/51	1,600,000	1,708,000
U.S. Treasury Bonds, 2.00%, 8/15/51	100,000	98,250
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	1,052,160	1,138,919
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	106,728	118,823
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	212,958	235,048
U.S. Treasury Notes, 0.125%, 2/28/23	500,000	499,727
U.S. Treasury Notes, 0.50%, 3/15/23	3,600,000	3,617,648
U.S. Treasury Notes, 0.25%, 4/15/23	100,000	100,092
U.S. Treasury Notes, 0.125%, 5/31/23	700,000	698,934
U.S. Treasury Notes, 0.125%, 8/31/23	1,500,000	1,496,133
U.S. Treasury Notes, 0.25%, 11/15/23	2,000,000	1,997,578
U.S. Treasury Notes, 2.875%, 11/30/23	3,400,000	3,587,398
U.S. Treasury Notes, 0.125%, 12/15/23	2,500,000	2,488,770
U.S. Treasury Notes, 0.125%, 1/15/24	1,000,000	994,844
U.S. Treasury Notes, 2.375%, 2/29/24	400,000	419,172
U.S. Treasury Notes, 0.25%, 3/15/24	4,500,000	4,485,234
U.S. Treasury Notes, 0.375%, 4/15/24	3,700,000	3,696,531
U.S. Treasury Notes, 0.375%, 7/15/24	500,000	498,691
U.S. Treasury Notes, 0.375%, 9/15/24	1,000,000	995,781
U.S. Treasury Notes, 1.125%, 2/28/25	2,200,000	2,237,082
U.S. Treasury Notes, 0.25%, 5/31/25	200,000	196,672
U.S. Treasury Notes, 0.25%, 8/31/25	2,200,000	2,155,570
U.S. Treasury Notes, 2.625%, 12/31/25	900,000	966,762
U.S. Treasury Notes, 0.75%, 5/31/26	1,700,000	1,685,855

U.S. Treasury Notes, 1.375%, 8/31/26	700,000	713,535
U.S. Treasury Notes, 1.625%, 10/31/26(2)	1,300,000	1,340,219
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	726,004
U.S. Treasury Notes, 1.50%, 1/31/27	100,000	102,379
U.S. Treasury Notes, 1.125%, 2/28/27	2,700,000	2,709,914
U.S. Treasury Notes, 0.625%, 3/31/27	1,300,000	1,268,871
U.S. Treasury Notes, 0.50%, 4/30/27	1,500,000	1,451,719
U.S. Treasury Notes, 0.50%, 6/30/27	200,000	193,109
U.S. Treasury Notes, 0.50%, 8/31/27	800,000	770,188
U.S. Treasury Notes, 0.625%, 12/31/27	1,300,000	1,254,500
U.S. Treasury Notes, 1.25%, 3/31/28	400,000	400,109
U.S. Treasury Notes, 1.25%, 4/30/28	1,350,000	1,349,367
U.S. Treasury Notes, 1.25%, 6/30/28	1,800,000	1,796,414
U.S. Treasury Notes, 1.125%, 8/31/28	700,000	691,852
U.S. Treasury Notes, 1.25%, 9/30/28	1,000,000	995,859
U.S. Treasury Notes, 1.625%, 5/15/31	600,000	607,125
TOTAL U.S. TREASURY SECURITIES (Cost $61,477,756)		62,515,715
CORPORATE BONDS — 11.0%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 2/4/26	150,000	151,129
Boeing Co. (The), 3.625%, 2/1/31	130,000	139,258
Boeing Co. (The), 5.81%, 5/1/50	80,000	106,825
Raytheon Technologies Corp., 4.125%, 11/16/28	210,000	239,165
		636,377
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31(3)	115,000	114,476
Airlines — 0.1%
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(3)	76,000	76,675
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(3)	204,000	218,340
		295,015
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	200,000	203,500
General Motors Co., 5.15%, 4/1/38	130,000	155,315
General Motors Financial Co., Inc., 2.75%, 6/20/25	274,000	286,582
General Motors Financial Co., Inc., 2.70%, 8/20/27	156,000	162,176
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	140,000	141,933
		949,506
Banks — 1.3%
Banco Santander SA, 2.96%, 3/25/31	200,000	205,886
Bank of America Corp., MTN, VRN, 0.81%, 10/24/24	262,000	262,959
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	375,000	362,411
Bank of America Corp., VRN, 3.42%, 12/20/28	95,000	103,033
Bank of America Corp., VRN, 2.48%, 9/21/36	105,000	102,971
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(3)	200,000	200,108
Barclays plc, 4.84%, 5/9/28	200,000	226,185
Barclays plc, VRN, 1.01%, 12/10/24	200,000	200,978
BNP Paribas SA, VRN, 4.375%, 3/1/33(3)	200,000	219,418
Citigroup, Inc., VRN, 0.78%, 10/30/24	450,000	451,811
Citigroup, Inc., VRN, 1.46%, 6/9/27	210,000	208,887
Citigroup, Inc., VRN, 3.52%, 10/27/28	306,000	332,968
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(3)	200,000	212,225
FNB Corp., 2.20%, 2/24/23	140,000	142,117
HSBC Holdings plc, VRN, 2.80%, 5/24/32	80,000	81,135
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	105,000	105,277

JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	275,000	275,788
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	255,000	265,018
Societe Generale SA, VRN, 1.79%, 6/9/27(3)	200,000	199,002
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29	70,000	69,995
Wells Fargo & Co., MTN, VRN, 2.16%, 2/11/26	365,000	376,641
Wells Fargo & Co., VRN, 3.07%, 4/30/41	210,000	215,998
		4,820,811
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	165,000	203,130
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	240,000	282,792
		485,922
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29	145,000	156,332
AbbVie, Inc., 4.40%, 11/6/42	80,000	95,697
Amgen, Inc., 1.65%, 8/15/28	190,000	186,964
Gilead Sciences, Inc., 3.65%, 3/1/26	250,000	274,131
Gilead Sciences, Inc., 1.20%, 10/1/27	40,000	39,178
		752,302
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	50,000	49,676
Capital Markets — 1.3%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	200,000	203,981
Blackstone Holdings Finance Co. LLC, 1.625%, 8/5/28(3)	230,000	224,907
Blackstone Secured Lending Fund, 2.85%, 9/30/28(3)	95,000	94,427
Blue Owl Finance LLC, 3.125%, 6/10/31(3)	120,000	118,776
Blue Owl Finance LLC, 4.125%, 10/7/51(3)(4)	146,000	143,226
CI Financial Corp., 4.10%, 6/15/51	255,000	274,636
FS KKR Capital Corp., 4.125%, 2/1/25	101,000	107,969
FS KKR Capital Corp., 4.25%, 2/14/25(3)	64,000	67,632
FS KKR Capital Corp., 3.40%, 1/15/26	48,000	50,176
FS KKR Capital Corp., 2.625%, 1/15/27	100,000	100,310
Goldman Sachs Group, Inc. (The), MTN, VRN, 2.38%, 7/21/32	174,000	172,388
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	445,000	452,315
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 7/21/42	150,000	148,092
Golub Capital BDC, Inc., 2.05%, 2/15/27	99,000	97,483
Hercules Capital, Inc., 2.625%, 9/16/26	125,000	125,029
Main Street Capital Corp., 3.00%, 7/14/26	155,000	158,192
Morgan Stanley, MTN, VRN, 0.53%, 1/25/24	450,000	450,417
Morgan Stanley, MTN, VRN, 2.24%, 7/21/32	50,000	49,171
Morgan Stanley, VRN, 1.59%, 5/4/27	410,000	411,459
Morgan Stanley, VRN, 2.48%, 9/16/36	184,000	180,183
Owl Rock Core Income Corp., 3.125%, 9/23/26(3)	260,000	256,951
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	111,000	121,406
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(3)	70,000	73,945
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	180,000	180,818
Prospect Capital Corp., 3.71%, 1/22/26	145,000	149,455
Prospect Capital Corp., 3.44%, 10/15/28	140,000	136,269
UBS Group AG, VRN, 1.49%, 8/10/27(3)	220,000	217,587
		4,767,200
Chemicals†
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(3)	59,000	59,124
Westlake Chemical Corp., 2.875%, 8/15/41	55,000	52,714
		111,838
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	115,000	116,582

Waste Connections, Inc., 2.60%, 2/1/30	40,000	41,224
Waste Connections, Inc., 2.95%, 1/15/52	84,000	82,312
Waste Management, Inc., 2.50%, 11/15/50	50,000	46,386
		286,504
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	165,000	161,609
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31	116,000	115,361
Consumer Finance†
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(3)	101,000	108,680
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(3)	4,000	4,321
		113,001
Containers and Packaging — 0.1%
Berry Global, Inc., 1.57%, 1/15/26(3)	80,000	80,079
WRKCo, Inc., 3.00%, 9/15/24	72,000	76,421
		156,500
Diversified Consumer Services — 0.1%
Duke University, 3.30%, 10/1/46	110,000	121,233
Novant Health, Inc., 3.17%, 11/1/51	85,000	89,672
Pepperdine University, 3.30%, 12/1/59	105,000	109,164
		320,069
Diversified Financial Services — 0.2%
Banco Santander SA, VRN, 1.72%, 9/14/27	200,000	199,178
Blackstone Private Credit Fund, 1.75%, 9/15/24(3)	67,000	66,935
Blackstone Private Credit Fund, 2.625%, 12/15/26(3)	109,000	108,710
Block Financial LLC, 2.50%, 7/15/28	90,000	91,352
Deutsche Bank AG, VRN, 3.04%, 5/28/32	147,000	149,272
GE Capital Funding LLC, 4.40%, 5/15/30	200,000	231,858
		847,305
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 2.55%, 12/1/33	232,000	228,455
AT&T, Inc., 3.55%, 9/15/55	216,000	213,442
British Telecommunications plc, 3.25%, 11/8/29(3)	220,000	230,316
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	200,000	204,194
Telefonica Emisiones SA, 4.90%, 3/6/48	320,000	385,429
Verizon Communications, Inc., 4.33%, 9/21/28	113,000	130,007
Verizon Communications, Inc., 1.75%, 1/20/31	155,000	147,437
Verizon Communications, Inc., 2.65%, 11/20/40	106,000	99,733
Verizon Communications, Inc., 2.99%, 10/30/56	80,000	74,050
		1,713,063
Electric Utilities — 0.7%
AEP Texas, Inc., 2.10%, 7/1/30	130,000	127,382
Alfa Desarrollo SpA, 4.55%, 9/27/51(3)	100,000	97,675
Baltimore Gas and Electric Co., 2.25%, 6/15/31	81,000	81,428
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	190,000	204,159
Comision Federal de Electricidad, 4.68%, 2/9/51(3)	200,000	191,904
Commonwealth Edison Co., 3.20%, 11/15/49	115,000	119,306
DTE Electric Co., 2.25%, 3/1/30	110,000	111,764
Duke Energy Carolinas LLC, 2.55%, 4/15/31	54,000	55,990
Duke Energy Corp., 2.55%, 6/15/31	60,000	60,841
Duke Energy Florida LLC, 1.75%, 6/15/30	120,000	116,501
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	34,147
Duke Energy Progress LLC, 2.00%, 8/15/31	160,000	157,309
Duke Energy Progress LLC, 4.15%, 12/1/44	115,000	135,958
Entergy Arkansas LLC, 2.65%, 6/15/51	60,000	56,035

Exelon Corp., 4.45%, 4/15/46	60,000	72,567
Florida Power & Light Co., 4.125%, 2/1/42	69,000	83,238
Indiana Michigan Power Co., 3.25%, 5/1/51	57,000	59,012
MidAmerican Energy Co., 4.40%, 10/15/44	110,000	135,042
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	54,888
Northern States Power Co., 3.20%, 4/1/52	90,000	96,173
Pacific Gas and Electric Co., 4.20%, 6/1/41	55,000	54,151
PacifiCorp, 3.30%, 3/15/51	100,000	104,139
PacifiCorp, 2.90%, 6/15/52	70,000	68,225
Public Service Co. of Colorado, 1.875%, 6/15/31	108,000	106,213
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	120,000	114,383
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	27,786
Virginia Electric and Power Co., 2.45%, 12/15/50	56,000	50,245
Xcel Energy, Inc., 3.40%, 6/1/30	120,000	130,974
		2,707,435
Electrical Equipment†
Rockwell Automation, Inc., 2.80%, 8/15/61	56,000	53,410
Electronic Equipment, Instruments and Components†
Teledyne Technologies, Inc., 2.25%, 4/1/28	100,000	101,909
Energy Equipment and Services†
Halliburton Co., 2.92%, 3/1/30	110,000	113,840
Entertainment†
Netflix, Inc., 4.875%, 4/15/28	99,000	114,221
Equity Real Estate Investment Trusts (REITs) — 0.9%
Broadstone Net Lease LLC, 2.60%, 9/15/31	83,000	82,079
Corporate Office Properties LP, 2.00%, 1/15/29	175,000	171,608
Crown Castle International Corp., 3.80%, 2/15/28	196,000	215,716
EPR Properties, 4.75%, 12/15/26	94,000	103,018
EPR Properties, 4.95%, 4/15/28	243,000	267,248
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	120,000	136,584
Host Hotels & Resorts LP, 4.00%, 6/15/25	155,000	166,264
Lexington Realty Trust, 2.375%, 10/1/31	205,000	199,016
Life Storage LP, 2.40%, 10/15/31(4)	198,000	196,244
National Health Investors, Inc., 3.00%, 2/1/31	305,000	296,894
National Retail Properties, Inc., 3.00%, 4/15/52	200,000	189,745
Office Properties Income Trust, 2.40%, 2/1/27	125,000	123,608
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	275,000	280,210
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31(4)	76,000	75,244
Piedmont Operating Partnership LP, 2.75%, 4/1/32	135,000	132,858
Rexford Industrial Realty LP, 2.15%, 9/1/31	102,000	98,419
Simon Property Group LP, 2.25%, 1/15/32	190,000	185,856
STORE Capital Corp., 4.50%, 3/15/28	105,000	118,504
STORE Capital Corp., 4.625%, 3/15/29	56,000	63,540
Sun Communities Operating LP, 2.30%, 11/1/28(4)	115,000	115,284
Tanger Properties LP, 2.75%, 9/1/31	180,000	174,337
		3,392,276
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	130,000	144,150
Sysco Corp., 5.95%, 4/1/30	173,000	220,169
Walmart, Inc., 1.80%, 9/22/31	53,000	52,572
		416,891
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(3)	197,000	192,784
Mondelez International, Inc., 2.75%, 4/13/30	172,000	180,099
		372,883

Health Care Providers and Services — 0.4%
Centene Corp., 2.45%, 7/15/28	190,000	191,187
Centene Corp., 3.375%, 2/15/30	136,000	140,971
CVS Health Corp., 1.75%, 8/21/30	100,000	95,939
CVS Health Corp., 4.78%, 3/25/38	30,000	36,820
DaVita, Inc., 4.625%, 6/1/30(3)	80,000	82,389
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	35,435
HCA, Inc., 2.375%, 7/15/31	240,000	236,049
HCA, Inc., 3.50%, 7/15/51	120,000	119,204
Humana, Inc., 2.15%, 2/3/32	108,000	105,593
Kaiser Foundation Hospitals, 3.00%, 6/1/51	105,000	107,456
Universal Health Services, Inc., 1.65%, 9/1/26(3)	147,000	146,204
Universal Health Services, Inc., 2.65%, 10/15/30(3)	150,000	150,868
		1,448,115
Hotels, Restaurants and Leisure†
Marriott International, Inc., 3.50%, 10/15/32	130,000	138,239
Household Durables†
D.R. Horton, Inc., 2.50%, 10/15/24	90,000	94,323
Industrial Conglomerates — 0.1%
General Electric Co., 4.35%, 5/1/50	120,000	145,103
Honeywell International, Inc., 1.75%, 9/1/31	90,000	87,788
		232,891
Insurance — 0.6%
American International Group, Inc., 6.25%, 5/1/36	205,000	286,056
American International Group, Inc., 4.50%, 7/16/44	120,000	146,704
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	140,000	142,668
Athene Global Funding, 1.99%, 8/19/28(3)	271,000	267,748
Athene Global Funding, 2.67%, 6/7/31(3)	270,000	272,477
Brighthouse Financial Global Funding, 2.00%, 6/28/28(3)	215,000	214,276
Equitable Financial Life Global Funding, 1.80%, 3/8/28(3)	100,000	99,418
Global Atlantic Fin Co., 3.125%, 6/15/31(3)	82,000	82,944
Guardian Life Global Funding, 1.625%, 9/16/28(3)	169,000	166,857
Principal Life Global Funding II, 1.25%, 8/16/26(3)	80,000	79,552
Sammons Financial Group, Inc., 3.35%, 4/16/31(3)	192,000	199,715
SBL Holdings, Inc., 5.125%, 11/13/26(3)	115,000	127,755
SBL Holdings, Inc., 5.00%, 2/18/31(3)	105,000	112,152
		2,198,322
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.875%, 5/12/41	280,000	289,182
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	256,000	256,448
Illumina, Inc., 2.55%, 3/23/31	193,000	195,005
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	33,000	32,907
		484,360
Machinery†
Cummins, Inc., 2.60%, 9/1/50	90,000	84,518
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	124,000	139,512
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	133,000	130,790
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	220,000	259,234
Comcast Corp., 3.40%, 4/1/30	264,000	290,898
Comcast Corp., 3.75%, 4/1/40	40,000	44,990
Cox Communications, Inc., 2.60%, 6/15/31(3)	93,000	94,200
Discovery Communications LLC, 4.65%, 5/15/50	85,000	98,698

Grupo Televisa SAB, 5.00%, 5/13/45	200,000	239,901
Time Warner Cable LLC, 4.50%, 9/15/42	215,000	235,676
ViacomCBS, Inc., 4.375%, 3/15/43	90,000	103,147
		1,637,046
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(3)	160,000	156,767
Steel Dynamics, Inc., 3.45%, 4/15/30	70,000	75,360
Teck Resources Ltd., 6.25%, 7/15/41	130,000	173,755
		405,882
Multi-Utilities — 0.3%
Ameren Corp., 3.50%, 1/15/31	150,000	163,227
CenterPoint Energy, Inc., 4.25%, 11/1/28	126,000	143,689
CenterPoint Energy, Inc., 2.65%, 6/1/31	98,000	100,185
Dominion Energy, Inc., 2.25%, 8/15/31	70,000	69,837
Dominion Energy, Inc., 4.90%, 8/1/41	90,000	112,268
NiSource, Inc., 5.65%, 2/1/45	105,000	144,385
Sempra Energy, 3.25%, 6/15/27	30,000	32,518
WEC Energy Group, Inc., 1.375%, 10/15/27	170,000	167,252
		933,361
Oil, Gas and Consumable Fuels — 0.8%
Aker BP ASA, 3.75%, 1/15/30(3)	300,000	321,373
BP Capital Markets America, Inc., 3.06%, 6/17/41	90,000	90,975
Chevron Corp., 2.00%, 5/11/27	70,000	72,247
Diamondback Energy, Inc., 3.50%, 12/1/29	110,000	117,711
Enbridge, Inc., 3.40%, 8/1/51	110,000	111,063
Energy Transfer LP, 3.60%, 2/1/23	30,000	30,937
Energy Transfer LP, 4.25%, 3/15/23	110,000	114,696
Energy Transfer LP, 3.75%, 5/15/30	150,000	162,175
Energy Transfer LP, 4.90%, 3/15/35	95,000	109,118
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	180,704
Enterprise Products Operating LLC, 3.30%, 2/15/53	79,000	77,184
Equinor ASA, 3.25%, 11/18/49	70,000	74,270
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(3)	100,000	101,519
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	325,000	325,352
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	85,000	117,935
Petroleos Mexicanos, 3.50%, 1/30/23	80,000	81,100
Petroleos Mexicanos, 5.50%, 6/27/44	170,000	136,315
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	325,000	328,386
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	230,000	261,132
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	90,000	96,270
		2,910,462
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	130,000	133,938
Pharmaceuticals — 0.1%
Astrazeneca Finance LLC, 1.75%, 5/28/28	85,000	85,555
Bristol-Myers Squibb Co., 2.55%, 11/13/50	113,000	106,274
Royalty Pharma plc, 2.20%, 9/2/30	75,000	73,402
Viatris, Inc., 4.00%, 6/22/50(3)	43,000	45,797
		311,028
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	160,000	161,031
Road and Rail — 0.3%
Ashtead Capital, Inc., 1.50%, 8/12/26(3)	200,000	198,050
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	105,000	126,663

Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	70,000	75,571
CSX Corp., 3.25%, 6/1/27	120,000	130,884
DAE Funding LLC, 3.375%, 3/20/28(3)	215,000	222,236
Union Pacific Corp., 2.40%, 2/5/30	100,000	102,784
Union Pacific Corp., MTN, 3.55%, 8/15/39	160,000	178,612
		1,034,800
Semiconductors and Semiconductor Equipment — 0.2%
Intel Corp., 2.80%, 8/12/41	200,000	199,592
Microchip Technology, Inc., 4.25%, 9/1/25	269,000	281,343
Qorvo, Inc., 4.375%, 10/15/29	157,000	171,326
Qorvo, Inc., 3.375%, 4/1/31(3)	79,000	83,396
		735,657
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40	220,000	228,495
Specialty Retail — 0.2%
AutoNation, Inc., 1.95%, 8/1/28	107,000	105,602
Home Depot, Inc. (The), 2.375%, 3/15/51	270,000	244,237
Lowe's Cos., Inc., 1.30%, 4/15/28	130,000	126,557
Lowe's Cos., Inc., 2.625%, 4/1/31	130,000	133,350
		609,746
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.65%, 2/8/51	315,000	301,793
Dell International LLC / EMC Corp., 4.90%, 10/1/26	210,000	242,065
Dell International LLC / EMC Corp., 8.10%, 7/15/36	50,000	75,940
Dell International LLC / EMC Corp., 8.35%, 7/15/46	45,000	73,123
EMC Corp., 3.375%, 6/1/23	285,000	294,619
HP, Inc., 2.65%, 6/17/31(3)	200,000	198,175
Western Digital Corp., 4.75%, 2/15/26	262,000	290,498
		1,476,213
Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, VRN, 4.125%, 10/18/32(3)	250,000	273,358
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	128,000	143,163
Water Utilities†
Essential Utilities, Inc., 2.70%, 4/15/30	130,000	134,295
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 4.75%, 2/1/28	192,000	204,240
T-Mobile USA, Inc., 3.50%, 4/15/31	136,000	143,600
T-Mobile USA, Inc., 3.40%, 10/15/52(3)	160,000	156,365
Vodafone Group plc, VRN, 4.125%, 6/4/81	315,000	319,216
		823,421
TOTAL CORPORATE BONDS (Cost $40,331,744)		40,891,246
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.19%, (12-month LIBOR plus 1.87%), 7/1/36	4,396	4,657
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	11,475	12,360
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	14,901	15,930
FHLMC, VRN, 2.16%, (12-month LIBOR plus 1.86%), 7/1/41	6,990	7,423
FHLMC, VRN, 2.87%, (12-month LIBOR plus 1.63%), 1/1/44	13,839	14,322
FHLMC, VRN, 2.61%, (12-month LIBOR plus 1.60%), 6/1/45	21,448	22,395
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 8/1/46	64,861	67,587
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	52,441	54,591
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	8,348	8,705

FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	8,429	8,788
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	12,057	12,945
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	31,154	32,535
		262,238
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.4%
FHLMC, 3.00%, 6/1/51	1,394,244	1,462,113
FHLMC, 3.00%, 7/1/51	969,561	1,019,999
FHLMC, 2.50%, 8/1/51	1,290,803	1,332,458
FHLMC, 2.50%, 9/1/51	623,915	644,310
FHLMC, 3.50%, 9/1/51	340,514	362,916
FHLMC, 2.50%, 10/1/51	624,118	644,542
FNMA, 3.50%, 3/1/34	21,604	23,223
FNMA, 4.50%, 9/1/41	15,302	17,172
FNMA, 3.50%, 5/1/42	180,607	196,738
FNMA, 3.50%, 6/1/42	40,932	44,700
FNMA, 3.00%, 6/1/50	160,813	170,385
FNMA, 2.50%, 6/1/51	295,164	304,793
FNMA, 3.00%, 6/1/51	79,475	84,542
FNMA, 3.50%, 7/1/51	1,023,524	1,091,207
FNMA, 3.50%, 8/1/51	164,919	175,410
FNMA, 3.50%, 9/1/51	356,272	380,509
GNMA, 2.50%, TBA	1,538,000	1,587,805
GNMA, 3.00%, TBA	500,000	522,422
GNMA, 7.00%, 4/20/26	3,743	4,105
GNMA, 7.50%, 8/15/26	2,612	2,893
GNMA, 7.00%, 2/15/28	624	626
GNMA, 6.50%, 5/15/28	206	230
GNMA, 6.50%, 5/15/28	690	771
GNMA, 7.00%, 5/15/31	9,768	11,390
GNMA, 5.50%, 11/15/32	18,883	21,818
GNMA, 4.50%, 1/15/40	13,770	15,583
GNMA, 4.50%, 6/15/41	26,017	29,730
GNMA, 3.50%, 3/15/46	232,456	250,287
GNMA, 3.50%, 6/20/51	780,912	826,042
GNMA, 2.50%, 9/20/51	512,000	529,479
GNMA, 3.00%, 9/20/51	497,258	521,911
UMBS, 2.50%, TBA	3,925,000	4,047,196
		16,327,305
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,604,017)		16,589,543
COLLATERALIZED LOAN OBLIGATIONS — 3.6%
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 1.71%, (3-month LIBOR plus 1.60%), 7/22/32(3)	375,000	375,187
Anchorage Capital CLO Ltd., Series 2021-19A, Class B1, VRN, 1.98%, (3-month LIBOR plus 1.85%), 10/15/34(3)	300,000	300,003
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.08%, (3-month LIBOR plus 1.95%), 1/20/32(3)	275,000	275,806
Apidos CLO XXVI, Series 2017-26A, Class BR, VRN, 2.14%, (3-month LIBOR plus 1.95%), 7/18/29(3)	275,000	275,397
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 1.79%, (3-month LIBOR plus 1.65%), 4/22/31(3)	200,000	200,110
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.24%, (3-month LIBOR plus 2.10%), 4/22/31(3)	200,000	200,373
Ares LV CLO Ltd., Series 2020-55A, Class BR, VRN, 1.83%, (3-month LIBOR plus 1.70%), 7/15/34(3)	375,000	375,550
Bain Capital Credit CLO Ltd., Series 2019-2A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 10/17/32(3)(4)	250,000	250,000
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.78%, (1-month LIBOR plus 1.70%), 6/16/36(3)	400,000	397,465
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.15%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	200,120
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 1.71%, (3-month LIBOR plus 1.60%), 7/15/30(3)	250,000	250,132
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.32%, (3-month LIBOR plus 2.20%), 8/14/30(3)	225,000	225,223

CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 3.87%, (3-month LIBOR plus 1.60%), 7/20/32(3)	250,000	250,124
CBAM Ltd., Series 2017-3A, Class CR, VRN, 2.58%, (3-month LIBOR plus 2.45%), 7/17/34(3)	275,000	273,204
Cedar Funding Ltd., Series 2019-10A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 10/20/32(3)(4)	200,000	200,000
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 1.69%, (3-month LIBOR plus 1.56%), 7/23/33(3)	275,000	275,343
Elmwood CLO II Ltd., Series 2019-2A, Class DR, VRN, 3.13%, (3-month LIBOR plus 3.00%), 4/20/34(3)	175,000	176,134
Elmwood CLO V Ltd., Series 2020-2A, Class BR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 10/20/34(3)	150,000	150,086
Elmwood CLO X Ltd., Series 2021-3A, Class B, VRN, 1.69%, (3-month LIBOR plus 1.60%), 10/20/34(3)	375,000	375,165
Elmwood CLO X Ltd., Series 2021-3A, Class C, VRN, 2.04%, (3-month LIBOR plus 1.95%), 10/20/34(3)	225,000	225,113
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class CR2, VRN, 1.93%, (3-month LIBOR plus 1.80%), 4/20/34(3)	275,000	272,547
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class BR, VRN, 1.68%, (3-month LIBOR plus 1.55%), 10/20/32(3)(4)	350,000	350,000
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.28%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	174,919
KREF Ltd., Series 2021-FL2, Class AS, VRN, 1.38%, (1-month LIBOR plus 1.30%), 2/15/39(3)	300,000	300,501
KREF Ltd., Series 2021-FL2, Class B, VRN, 1.73%, (1-month LIBOR plus 1.65%), 2/15/39(3)	300,000	300,505
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.39%, (3-month LIBOR plus 1.26%), 1/15/33(3)	125,000	125,111
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 1.79%, (3-month LIBOR plus 1.65%), 7/15/33(3)	375,000	375,187
Magnetite CLO XXXI Ltd., Series 2021-31 A, Class B, VRN, 1.77%, (3-month LIBOR plus 1.65%), 7/15/34(3)	200,000	200,466
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.55%, (1-month LIBOR plus 1.45%), 10/18/36(3)	450,000	451,216
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class CR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 4/20/34(3)	325,000	325,586
Octagon Investment Partners Ltd., Series 2019-3A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.65%), 7/15/34(3)	400,000	398,909
Octagon Investment Partners Ltd., Series 2021-1A, Class C, VRN, 2.06%, (3-month LIBOR plus 1.95%), 7/20/34(3)	100,000	100,099
Octagon Investment Partners Ltd., Series 2021-1A, Class D, VRN, 3.16%, (3-month LIBOR plus 3.05%), 7/20/34(3)	100,000	100,586
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 1.63%, (3-month LIBOR plus 1.50%), 7/19/30(3)	275,000	274,636
Parallel Ltd., Series 2019-1A, Class BR, VRN, 1.93%, (3-month LIBOR plus 1.80%), 7/20/32(3)	300,000	300,149
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 10/20/31(3)	275,000	274,249
Regata XII Funding Ltd., Series 2019-1A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 10/15/32(3)(4)	275,000	275,000
Rockford Tower CLO Ltd., Series 2017-1A, Class CR2, VRN, 2.23%, (3-month LIBOR plus 2.10%), 4/20/34(3)	325,000	324,560
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.32%, (3-month LIBOR plus 1.19%), 10/20/30(3)	300,000	300,150
Rockford Tower CLO Ltd., Series 2021-2A, Class B, VRN, 1.86%, (3-month LIBOR plus 1.75%), 7/20/34(3)	400,000	400,225
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 1.81%, (3-month LIBOR plus 1.70%), 1/20/32(3)	475,000	473,885
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 1.42%, (3-month LIBOR plus 1.29%), 4/18/33(3)	200,000	200,305
Symphony CLO XXV Ltd., Series 2021-25A, Class C, VRN, 2.24%, (3-month LIBOR plus 2.05%), 4/19/34(3)	325,000	324,486
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 1.70%, (3-month LIBOR plus 1.57%), 10/18/30(3)	400,000	399,307
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.65%), 4/15/31(3)	300,000	301,104
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.10%, (3-month LIBOR plus 0.97%), 4/25/31(3)	250,000	250,049
Voya CLO Ltd., Series 2016-4A, Class B2R, VRN, 1.68%, (3-month LIBOR plus 1.55%), 7/20/29(3)	350,000	350,054
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $13,166,696)		13,174,326
ASSET-BACKED SECURITIES — 2.1%
321 Henderson Receivables VI LLC, Series 2010-1A, Class B SEQ, 9.31%, 7/15/61(3)	220,559	257,917
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(3)	296,875	297,957
Capital Automotive REIT, Series 2021-1A, Class A4 SEQ, 2.76%, 8/15/51(3)	300,000	293,859
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(3)	290,439	290,555
CLI Funding VI LLC, Series 2020-1A, Class A SEQ, 2.08%, 9/18/45(3)	178,000	179,448
Diamond Resorts Owner Trust, Series 2021-1A, Class A SEQ, 1.51%, 11/21/33(3)	326,691	327,742
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	400,000	398,858
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	300,000	299,280
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	400,000	397,666
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(3)	446,202	447,506
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	103,771	109,761
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	260,777	265,580
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(3)	188,154	190,216

Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	178,025	185,910
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	62,653	74,260
JG Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	200,000	230,766
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(3)	592,403	597,000
Progress Residential Trust, Series 2021-SFR2, Class D, 2.20%, 4/19/38(3)	225,000	224,850
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	200,000	200,509
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(3)	300,000	297,986
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	68,232	70,479
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	146,974	147,432
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(3)	246,100	247,036
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(3)	450,000	451,451
TAL Advantage VII LLC, Series 2020-1A, Class A SEQ, 2.05%, 9/20/45(3)	179,000	180,621
Towd Point Mortgage Trust, Series 2018-2, Class A1, VRN, 3.25%, 3/25/58(3)	241,361	248,136
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	143,432	143,366
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	71,543	74,434
Wendy's Funding LLC, Series 2021-1A, Class A2I SEQ, 2.37%, 6/15/51(3)	299,250	303,053
Wingstop Funding LLC, Series 2020-1A, Class A2 SEQ, 2.84%, 12/5/50(3)	388,050	401,056
TOTAL ASSET-BACKED SECURITIES (Cost $7,816,060)		7,834,690
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,077	1,102
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.59%, 3/25/35	16,682	17,038
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.79%, 6/25/34	11,767	12,099
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 2.59%, (1-month LIBOR plus 2.50%), 7/25/29(3)	130,000	130,219
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.04%, (1-month LIBOR plus 1.95%), 7/25/29(3)	120,000	120,184
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/26/30(3)	170,000	173,664
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.25%, (SOFR plus 1.20%), 2/25/50(3)	183,180	183,654
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	11,113	11,457
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	408	398
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(3)	166,961	167,120
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(3)	133,449	134,112
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A3 SEQ, VRN, 1.56%, 5/25/66(3)	123,082	123,200
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(3)	170,184	173,293
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 2.75%, (SOFR plus 2.70%), 10/25/33(3)	175,000	179,509
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.34%, 10/25/34	3,644	3,796
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(3)	184,235	183,753
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.12%, 6/25/34	5,019	5,022
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	7,974	7,907
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.83%, 1/25/35	11,756	12,125
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.34%, (1-month LIBOR plus 3.25%), 10/25/30(3)	325,000	328,413
Home RE Ltd., Series 2021-1 Class M1B, VRN, 1.64%, (1-month LIBOR plus 1.55%), 7/25/33(3)	140,000	139,619
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	8,588	8,681
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.48%, 1/25/47(3)	44,466	45,097
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	107,172	108,948
JP Morgan Mortgage Trust, Series 2021-12, Class A4 SEQ, VRN, 2.50%, 2/25/52(3)	413,000	419,905
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	34,924	35,551
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 11/25/35	20,329	20,418
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	13,868	14,117
Newrez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 0.84%, (1-month LIBOR plus 0.75%), 5/25/55(3)	250,000	250,516
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.49%, (1-month LIBOR plus 2.40%), 10/25/30(3)	43,621	43,626
Oceanview Mortgage Trust, Series 2021-3, Class A4 SEQ, VRN, 2.50%, 6/25/51(3)	423,382	431,662
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	336,350	335,258
PSMC Trust, Series 2021-1, Class A11 SEQ, VRN, 2.50%, 3/25/51(3)	255,983	261,349
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(3)	143,761	146,573

PSMC Trust, Series 2021-3, Class A3 SEQ, VRN, 2.50%, 8/25/51(3)	411,000	418,979
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(3)	173,442	176,834
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	9,341	9,527
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	156,000	155,941
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	18,004	18,585
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	153,422	153,581
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	184,107	184,237
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, VRN, 2.50%, 6/25/51(3)	300,000	307,031
		5,654,100
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/25/24	46,651	47,833
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25	27,164	27,543
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.74%, (1-month LIBOR plus 4.65%), 10/25/28	146,950	152,684
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.54%, (1-month LIBOR plus 2.45%), 3/25/49(3)	89,177	90,606
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 6/25/50(3)	73,898	74,271
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.85%, (SOFR plus 2.80%), 10/25/50(3)	233,245	236,268
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.69%, (1-month LIBOR plus 3.60%), 7/25/50(3)	53,243	53,768
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	251,077	44,770
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	98,617	18,518
FNMA, Series 2013-C01, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/23	238,850	248,649
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	51,425	52,057
FNMA, Series 2014-C04, Class 1M2, VRN, 4.99%, (1-month LIBOR plus 4.90%), 11/25/24	77,600	80,576
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	152,847	161,523
FNMA, Series 2015-C04, Class 2M2, VRN, 5.64%, (1-month LIBOR plus 5.55%), 4/25/28	351,538	368,703
FNMA, Series 2016-C01, Class 2M2, VRN, 7.04%, (1-month LIBOR plus 6.95%), 8/25/28	206,248	219,058
FNMA, Series 2016-C06, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 4/25/29	86,564	89,777
FNMA, Series 2017-C03, Class 1M2C, VRN, 3.09%, (1-month LIBOR plus 3.00%), 10/25/29	40,000	41,354
		2,007,958
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,627,195)		7,662,058
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BDS Ltd., Series 2021-FL8, Class C, VRN, 1.63%, (1-month LIBOR plus 1.55%), 1/18/36(3)	200,000	200,324
BDS Ltd., Series 2021-FL8, Class D, VRN, 1.98%, (1-month LIBOR plus 1.90%), 1/18/36(3)	150,000	150,244
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(3)	400,000	410,946
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.50%, (1-month LIBOR plus 2.40%), 9/15/36(3)	400,000	401,586
BXMT, Ltd., Series 2020-FL2, Class C, VRN, 1.81%, (SOFR plus 1.76%), 2/15/38(3)	386,000	385,815
OPG Trust, Series 2021-PORT, Class E, VRN, 1.63%, (1-month LIBOR plus 1.53%), 10/15/36(3)(4)	504,000	499,817
PFP Ltd., Series 2021-8, Class C, VRN, 1.90%, (1-month LIBOR plus 1.80%), 8/9/37(3)	200,000	199,891
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,254,253)		2,248,623
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	105,823
California State University Rev., 2.98%, 11/1/51	200,000	204,821
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	36,839
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	89,811
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34(3)(4)	80,000	81,088
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	70,000	72,397
Houston GO, 3.96%, 3/1/47	25,000	29,365
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	33,076
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	21,964
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	279,657
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	200,000	203,284
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	25,366
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	106,231
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	135,255

New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	68,429
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	102,776
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	35,660
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	55,938
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	107,684
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	60,476
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	34,620
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	37,193
State of California GO, 4.60%, 4/1/38	120,000	139,163
State of California GO, 7.55%, 4/1/39	70,000	118,091
State of California GO, 7.30%, 10/1/39	15,000	23,733
State of California GO, 7.60%, 11/1/40	20,000	34,523
TOTAL MUNICIPAL SECURITIES (Cost $2,004,750)		2,243,263
EXCHANGE-TRADED FUNDS — 0.4%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $1,387,375)	51,100	1,399,629
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 0.75%, 10/8/27	600,000	584,398
FNMA, 6.625%, 11/15/30	100,000	142,877
Tennessee Valley Authority, 1.50%, 9/15/31	100,000	98,613
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $819,367)		825,888
BANK LOAN OBLIGATIONS(5)†
Pharmaceuticals†
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28 (Cost $183,298)	183,080	182,965
SOVEREIGN GOVERNMENTS AND AGENCIES†
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	40,717
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	10,381
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	23,466
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $61,236)		74,564
PREFERRED STOCKS†
Banks†
M&T Bank Corp., 3.50%	33,000	32,835
PNC Financial Services Group, Inc. (The), 3.40%	29,000	29,000
TOTAL PREFERRED STOCKS (Cost $62,000)		61,835
TEMPORARY CASH INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $8,439,620)	8,439,620	8,439,620
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $349,677,605)		381,107,352
OTHER ASSETS AND LIABILITIES — (2.9)%		(10,910,978)
TOTAL NET ASSETS — 100.0%		$370,196,374

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	57,126	USD	66,873	Credit Suisse AG	12/31/21	$(569)
EUR	131,264	USD	152,612	Credit Suisse AG	12/31/21	(260)
EUR	44,432	USD	51,520	Credit Suisse AG	12/31/21	50
USD	2,201,128	EUR	1,877,300	Credit Suisse AG	12/31/21	22,226
						$21,447

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	21	December 2021	$4,512,637	$(83,817)
U.S. Treasury 2-Year Notes	27	December 2021	5,941,477	(4,597)
U.S. Treasury 5-Year Notes	63	December 2021	7,732,758	(47,318)
U.S. Treasury Ultra Bonds	5	December 2021	955,312	(30,256)
			$19,142,184	$(165,988)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	9	December 2021	$1,184,484	$(98)
U.S. Treasury 10-Year Ultra Notes	5	December 2021	726,250	7,912
			$1,910,734	$7,814
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,000,000	$(508)	$63,001	$62,493
CPURNSA	Receive	2.34%	2/5/26	$1,200,000	407	58,994	59,401
CPURNSA	Receive	2.33%	2/8/26	$1,500,000	510	73,885	74,395
CPURNSA	Receive	2.30%	2/24/26	$1,500,000	509	74,960	75,469
CPURNSA	Receive	2.40%	2/9/31	$750,000	508	38,611	39,119
					$1,426	$309,451	$310,877

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $306,409.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $37,976,378, which represented 10.3% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	213,700,653	3,262,734	—
U.S. Treasury Securities	—	62,515,715	—
Corporate Bonds	—	40,891,246	—
U.S. Government Agency Mortgage-Backed Securities	—	16,589,543	—
Collateralized Loan Obligations	—	13,174,326	—
Asset-Backed Securities	—	7,834,690	—
Collateralized Mortgage Obligations	—	7,662,058	—
Commercial Mortgage-Backed Securities	—	2,248,623	—
Municipal Securities	—	2,243,263	—
Exchange-Traded Funds	1,399,629	—	—
U.S. Government Agency Securities	—	825,888	—
Bank Loan Obligations	—	182,965	—
Sovereign Governments and Agencies	—	74,564	—
Preferred Stocks	—	61,835	—
Temporary Cash Investments	8,439,620	—	—
	223,539,902	157,567,450	—
Other Financial Instruments
Futures Contracts	7,912	—	—
Swap Agreements	—	310,877	—
Forward Foreign Currency Exchange Contracts	—	22,276	—
	7,912	333,153	—
Liabilities
Other Financial Instruments
Futures Contracts	166,086	—	—
Forward Foreign Currency Exchange Contracts	—	829	—
	166,086	829	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.